United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. Corporate Bonds—0.3%
		Basic Industry - Chemicals—0.1%
$1,250,000	[1,2]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	$1,575,000
		Basic Industry - Paper—0.0%
247,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	286,684
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
		TOTAL	286,684
		Consumer Cyclical - Automotive—0.0%
775,000	[3,4]	General Motors Corp., Note, Series MTN, 9.450%, 11/01/2049	0
		Financial Institutional - Banking—0.1%
1,233,961	[1,2]	Regional Diversified Fun, Series 144A, 9.250%, 3/15/2030	913,761
		Financial Institution - Finance Noncaptive—0.0%
500,000		Susa Partnership LP, 8.200%, 06/01/2017	616,247
		Financial Institution - Insurance - Life—0.0%
500,000	[1]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	591,633
		Financial Institution - Insurance - P&C—0.1%
500,000	[1,2]	USF&G Cap, Series 144A, 8.312%, 7/01/2046	624,844
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $2,392,510)	4,608,169
		INTERNATIONAL BONDS—0.2%
		AUSTRALIAN DOLLAR—0.1%
		Sovereign—0.1%
2,025,000		Australia, Government of, Series 17, 5.500%, 03/01/2017	2,294,730
		NORWEGIAN KRONE—0.1%
		Banking—0.1%
6,750,000		KFW, Foreign Gov't. Guarantee, Series EMTN, 4.000%, 12/15/2014	1,217,279
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $3,075,406)	3,512,009
		FOREIGN GOVERNMENTS/AGENCIES—9.5%
		BRITISH POUND—1.1%
		Sovereign—1.1%
680,000	[6]	UK Treasury Bill, Unsecd. Deb., 0.400%, 10/15/2012	1,079,306
1,830,000	[6]	UK Treasury Bill, Unsecd. Deb., 0.400%, 10/29/2012	2,904,223
3,410,000		United Kingdom, Government of, 4.750%, 03/07/2020	6,837,521
2,179,000		United Kingdom, Government of, Bond, 4.750%, 09/07/2015	3,940,857
1,000,000		United Kingdom, Government, Gilt, 0.225%, 1/21/2013	1,585,893
		TOTAL BRITISH POUND	16,347,800
		CANADIAN DOLLAR—0.5%
		Sovereign—0.5%
2,400,000		Canada, Government of, 4.000%, 06/01/2017	2,729,901
1,320,000		Canada, Government of, Bond, 4.000%, 06/01/2016	1,472,066
3,250,000		Canada, Government of, 4.500%, 06/01/2015	3,589,590
		TOTAL CANADIAN DOLLAR	7,791,557

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		DANISH KRONE—0.2%
		Sovereign—0.2%
13,280,000		Denmark, Government of, 4.000%, 11/15/2015	2,527,283
		EURO—3.2%
		Sovereign—3.2%
1,550,000		Bundesrepublic Deutschland, 2.250%, 09/04/2021	2,124,078
4,000,000	[6]	Buoni Ordinari Del Tes, 2.037%, 3/14/2013	4,989,189
3,630,000		Buoni Poliennali Del Tes, 2.000%, 12/15/2012	4,576,772
5,250,000		Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	6,769,857
1,600,000		French Treasury Note, 2.000%, 9/25/2013	2,053,736
4,000,000		Germany, Government of, Series 2003, 4.250%, 1/04/2014	5,319,487
3,300,000		Italy, Government of, Treasury Bill, Series 12MO, 1.660%, 1/14/2013	4,134,178
2,000,000		Spain Letras Del Tesoro, 2.200%, 10/19/2012	2,510,066
9,800,000	[6]	Spain Letras Del Tesoro, 2.222%, 2/15/2013	12,220,432
3,000,000		Spain Letras Del Tesoro, Unsecd. Note, 1.700%, 1/18/2013	3,750,382
		TOTAL EURO	48,448,177
		HONG KONG DOLLAR—0.1%
		Sovereign—0.1%
18,600,000		Hong Kong, Government of, 0.360%, 11/19/2012	2,398,840
		JAPANESE YEN—4.2%
		Sovereign—4.2%
410,000,000	[6]	Japan Treasury Disc Bill, Series 231, 0.100%, 10/22/2012	5,235,767
83,300,000		Japan, Government of, 0.400%, 06/20/2015	1,072,477
443,000,000		Japan, Government of, 1.600%, 12/20/2015	5,931,951
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 06/20/2013	5,509,294
465,000,000		Japan, Government of, Series 286, 1.800%, 06/20/2017	6,386,984
360,000,000		Japan, Government of, Sr. Unsecd. Note, Series 246, 0.800%, 12/20/2012	4,607,204
490,000,000		Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	6,627,201
365,000,000		Japan, Government of, Sr. Unsecd. Note, Series 66, 1.100%, 9/20/2012	4,663,730
280,000,000	[6]	Japan, Government of, Unsecd. Note, Series 259, 0.980%, 2/20/2013	3,574,580
270,000,000	[6]	Japan, Government of, Unsecd. Note, Series 266, 0.980%, 3/21/2013	3,446,620
640,000,000		Japan, Government of, Unsecd. Note, Series 295, 0.093%, 7/22/2013	8,166,840
399,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	5,260,639
335,000,000		Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	4,459,494
		TOTAL JAPANESE YEN	64,942,781
		SINGAPORE DOLLAR—0.1%
		Sovereign—0.1%
1,240,000		Singapore T-Bills, Series 181, 0.199%, 2/07/2013	993,652
		SWEDISH KRONA—0.1%
		Sovereign—0.1%
12,350,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	2,058,016
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $141,079,561)	145,508,106
		ASSET-BACKED SECURITIES—0.0%
		Home Equity Loan—0.0%
$11,305	[1,2]	125 Home Loan Owner Trust 1998-1A, B1, 9.760%, 2/15/2029 (IDENTIFIED COST $11,305)	9,426

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
		Non-Agency Mortgage—0.0%
$5,734	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	$4,953
		Commercial Mortgage—1.4%
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	2,612,780
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	4,025,599
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	1,063,937
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,128,525
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	2,640,776
4,000,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 5/10/2045	4,220,778
2,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	2,170,011
1,000,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	1,035,065
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	1,056,149
		TOTAL	20,953,620
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,246,192)	20,958,573
		Mortgage-Backed SecuritIES—0.0%
		Government National Mortgage Association—0.0%
36		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $41)	36
		COMMON STOCKS—0.0%
		Automobiles—0.0%
3,126	[3]	General Motors Co.	66,740
785	[3]	Motors Liquidation Co.	11,241
		TOTAL COMMON STOCKS (IDENTIFIED COST $444,967)	77,981
		Preferred Stocks—0.1%
		Financial Institution - Brokerage—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	400
		Financial Institution - REITs—0.1%
9,900		Prologis Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, $4.27 Annual Dividend	618,008
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $534,288)	618,408
		WARRANTS—0.0%
		Automotive—0.0%
2,843	[3]	General Motors Co., Expiration Date 7/10/2016	35,594
2,843	[3]	General Motors Co., Expiration Date 7/10/2019	21,493
		TOTAL WARRANTS (IDENTIFIED COST $504,965)	57,087
		MUTUAL FUNDS—87.9%[7]
13,325,046		Emerging Markets Fixed Income Core Fund	446,102,307
18,928,779		Federated Mortgage Core Portfolio	194,209,274
11,307,808	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	11,307,808
2,489,298		Federated Project and Trade Finance Core Fund	24,370,227
101,291,483		High Yield Bond Portfolio	671,562,534

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
	MUTUAL FUNDS—continued[7]
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,357,359,339)	$1,347,552,150
	TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $1,525,648,574)[9]	1,522,901,945
	OTHER ASSETS AND LIABILITIES - NET—0.6%[10]	9,441,949
	TOTAL NET ASSETS—100%	$1,532,343,894
At August 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Notes 10 Year Short Futures	861	$115,131,844	December 2012	$(1,064,734)
The average notional value of short futures contracts held by the Fund throughout the period was $94,600,589. This is based on amounts held as of each month-end throughout the period.
At August 31, 2012, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Banc of America Securities LLC
Reference Entity	Series 18 High Yield CDX Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	6/20/2017
Implied Credit Spread at 8/31/2012[11]	4.29%
Notional Amount	$79,200,000
Market Value	$1,389,358
Upfront Premiums Paid/(Received)	$3,267,000
Unrealized Depreciation	$(1,877,642)
The average notional amount of Swap Contracts held by the Fund throughout the period was $15,840,000. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $40,080 and $81,922, respectively. This is based on the contracts held as of each month-end throughout the period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $5,889,628, which represented 0.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2012, these liquid restricted securities amounted to $5,293,042, which represented 0.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$17,276	$4,953
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$591,633
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Zero coupon bond, reflects effective rate at time of purchase.

7	Affiliated holdings.
8	7-Day net yield.
9	At August 31, 2012, the cost of investments for federal tax purposes was $1,527,708,045. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities (b) futures contracts and (c) swap contracts was $4,806,100. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $171,416,657 and net unrealized depreciation from investments for those securities having an excess of cost over value of $176,222,757.
10	Assets, other than investments in securities, less liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$4,608,169	$0[2]	$4,608,169
International Bonds	—	3,512,009	—	3,512,009
Foreign Governments/Agencies	—	145,508,106	—	145,508,106
Asset-Backed Securities	—	—	9,426[2]	9,426
Collateralized Mortgage Obligations	—	20,953,620	4,953[2]	20,958,573
Mortgage-Backed Securities	—	36	—	36
Equity Securities:
Common Stock
Domestic	77,981	—	—	77,981
Preferred Stocks
Domestic	618,008	—	400[3]	618,408
Warrants	57,087	—	—	57,087
Mutual Funds	1,323,181,923	24,370,227	—	1,347,552,150
TOTAL SECURITIES	$1,323,934,999	$198,952,167	$14,779	$1,522,901,945
OTHER FINANCIAL INSTRUMENTS[4]	$(1,064,734)	$1,389,358	$—	$324,624
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $11,625 of U.S. corporate bonds, $9,355 of asset-backed securities and $5,529 of collateralized mortgage obligations transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
4	Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:
INS	—Insured
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012